Information Concerning the Group's Consolidated Operations - Summary of Key Performance Indicators by Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
External revenues	$ 57,293	$ 73,949	$ 15,190
External revenues and other income	67,071	82,456	22,990
Cost of revenue	(31,360)	(36,275)	(11,392)
Research and development expenses	(129,030)	(86,950)	(92,042)
Selling, general and administrative expenses	(37,869)	(44,201)	(43,017)
Other operating income and expenses	511	(466)	(91)
Total operating expenses	(197,748)	(167,893)	(146,542)
Operating income (loss) before tax	(130,677)	(85,437)	(123,552)
Net financial gain (loss)	5,570	(12,046)	8,340
Net income (loss) from discontinued operations	(125,107)	(97,483)	(115,212)
Non controlling interests	(10,910)	(16,409)	(13,121)
Net income (loss) attributable to shareholders of Cellectis	(114,197)	(81,074)	(102,091)
Adjustment of share-based compensation attributable to shareholders of Cellectis	12,497	14,365	23,242
Adjusted net income (loss) attributable to shareholders of Cellectis	(101,700)	(66,709)	(78,849)
Depreciation and amortization	(7,579)	(9,819)	(6,875)
Additions to tangible and intangible assets	16,638	50,599	17,666
Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	10,290	7,591	11,629
Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	2,207	6,774	11,613
Plants [member]
Disclosure of operating segments [line items]
External revenues and other income	28,475	22,892	7,294
Cost of revenue	(29,517)	(34,324)	(9,275)
Research and development expenses	(11,190)	(9,903)	(12,390)
Selling, general and administrative expenses	(14,987)	(21,688)	(26,090)
Other operating income and expenses	23	(103)	25
Total operating expenses	(55,671)	(66,018)	(47,730)
Operating income (loss) before tax	(27,196)	(43,126)	(40,436)
Net financial gain (loss)	(1,162)	(776)	294
Net income (loss) from discontinued operations	(28,358)	(43,902)	(40,142)
Non controlling interests	(10,910)	(16,409)	(13,121)
Net income (loss) attributable to shareholders of Cellectis	(17,448)	(27,493)	(27,021)
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,004	4,337	8,292
Adjusted net income (loss) attributable to shareholders of Cellectis	(16,444)	(23,156)	(18,729)
Depreciation and amortization	(1,208)	(1,869)	(1,233)
Additions to tangible and intangible assets	1,187	1,786	2,998
Plants [member] | Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	909	801	1,619
Plants [member] | Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	95	3,536	6,673
Therapeutics [member]
Disclosure of operating segments [line items]
External revenues and other income	38,597	59,564	15,696
Cost of revenue	(1,844)	(1,951)	(2,117)
Research and development expenses	(117,840)	(77,048)	(79,652)
Selling, general and administrative expenses	(22,882)	(22,513)	(16,927)
Other operating income and expenses	488	(363)	(116)
Total operating expenses	(142,077)	(101,875)	(98,812)
Operating income (loss) before tax	(103,481)	(42,311)	(83,116)
Net financial gain (loss)	6,731	(11,270)	8,045
Net income (loss) from discontinued operations	(96,749)	(53,581)	(75,071)
Non controlling interests	0	0	0
Net income (loss) attributable to shareholders of Cellectis	(96,749)	(53,581)	(75,071)
Adjustment of share-based compensation attributable to shareholders of Cellectis	11,493	10,028	14,950
Adjusted net income (loss) attributable to shareholders of Cellectis	(85,256)	(43,553)	(60,121)
Depreciation and amortization	(6,371)	(7,950)	(5,642)
Additions to tangible and intangible assets	15,451	48,813	14,668
Therapeutics [member] | Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	9,381	6,790	10,010
Therapeutics [member] | Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	2,113	3,238	4,940
Operating Segments [member]
Disclosure of operating segments [line items]
External revenues	57,293	73,949	15,190
Operating Segments [member] | Plants [member]
Disclosure of operating segments [line items]
External revenues	26,946	22,892	7,294
Operating Segments [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External revenues	30,347	51,057	7,896
Inter-segment Revenues [member]
Disclosure of operating segments [line items]
External other income	9,778	8,507	7,800
Inter-segment Revenues [member] | Plants [member]
Disclosure of operating segments [line items]
External other income	1,528	0	0
Inter-segment Revenues [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External other income	$ 8,250	$ 8,507	$ 7,800